Segment Information - Reconciliation Amounts Presented Consolidated (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Gaap Adjustments [Member] USD ($)	Dec. 31, 2013 Gaap Adjustments [Member] CNY	Dec. 31, 2012 Gaap Adjustments [Member] CNY	Dec. 31, 2011 Gaap Adjustments [Member] CNY	Dec. 31, 2013 Peoples Republic of China Subsidiaries [Member] USD ($)	Dec. 31, 2013 Peoples Republic of China Subsidiaries [Member] CNY	Dec. 31, 2012 Peoples Republic of China Subsidiaries [Member] CNY	Dec. 31, 2011 Peoples Republic of China Subsidiaries [Member] CNY
Net revenues under PRC GAAP	$ 17,815	107,847		90,387	75,216					$ 18,099	109,563	94,667	70,879
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	(355)	(2,150)		(4,833)	3,764	(355)	(2,150)	(4,833)	3,764
PRC value added tax refund	72	434		553	573	72	434	553	573	71	434	553	573
Share-based compensation expenses	(208)	(1,261)		(2,076)	(7,127)			13	(21)
U.S. GAAP adjustments:
Differences in the timing of revenue recognition	(355)	(2,150)		(4,833)	3,764	(355)	(2,150)	(4,833)	3,764
PRC value added tax refund	72	434		553	573	72	434	553	573	71	434	553	573
Share-based compensation expenses	(208)	(1,261)		(2,076)	(7,127)			13	(21)
Gross profit	11,171	67,624		69,659	64,483					11,454	69,340	73,926	60,167
Operating expenses	(17,672)	(106,980)		(110,553)	(106,048)
Loss from operations	(6,501)	(39,356)		(40,894)	(41,565)
Interest income	925	5,602		5,718	1,922
Gain on sales of short-term investments	1,078	6,526		113,644	32,689
Change in fair value of marketable options	141	853		(16,094)	7,252
Loss on investments under cost method					(3,373)
Income (loss) from equity method investments	(76)	(463)	(142)	(857)	1,639
Other income	2,229	13,496		7,706	5,994
Income (loss) before income tax expense	$ (2,204)	(13,342)		69,223	4,558